INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2017	2018	2019
Loss before income taxes:
PRC	130,961	237,232	68,080
Other jurisdictions	202,015	202,427	358,353
Total loss before income taxes	332,976	439,659	426,433

Current tax expenses:
PRC	5,546	27,206	65,819
Other jurisdictions	—	—	3
Total current tax expenses	5,546	27,206	65,822

Deferred tax benefits:
PRC	(11,683)	(36,597)	(50,172)
Other jurisdictions	61	—	—
Total deferred tax benefits	(11,622)	(36,597)	(50,172)

Total income taxes (benefits) expenses	(6,076)	(9,391)	15,650

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2017	2018	2019

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC entities not subject to income tax	(14.8)%	(9.2)%	(21.4)%
Tax differential for entities in non-PRC jurisdiction	(0.8)%	(1.2)%	(1.4)%
Tax effect of current year permanent differences	0.0%	(1.3)%	1.5%
Expiration of unused net operating losses	(2.6)%	(10.1)%	(1.4)%
Change in valuation allowance	(5.2)%	(1.0)%	(8.7)%
Return to provision adjustment	0.2%	(0.1)%	2.7%
	1.8%	2.1%	(3.7)%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2018	2019
Deferred tax assets:
Allowance for accounts receivable	48	12
Government subsidy	3,643	3,127
Accrued expenses	26,867	27,601
Asset retirement obligation	8,970	13,110
Net operating loss carry forwards	192,505	267,159
Total gross deferred tax assets	232,033	311,009
Valuation allowance on deferred tax assets	(155,852)	(205,976)
Deferred tax assets, net of valuation allowance	76,181	105,033

Deferred tax liabilities:
Property and equipment	(80,544)	(171,656)
Intangible assets	(116,156)	(97,102)
Prepaid land use rights	(1,653)	(1,612)
Operating leases	—	(6,546)
Accounts receivable	—	(4,836)
Obligations under finance lease and other financing obligations	(12,732)	(3,022)
Total deferred tax liabilities	(211,085)	(284,774)

Net deferred tax liabilities	(134,904)	(179,741)

Analysis as:
Deferred tax assets	36,974	72,931
Deferred tax liabilities	(171,878)	(252,672)
Net deferred tax liabilities	(134,904)	(179,741)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2017	2018	2019

Balance at the beginning of the year	134,935	152,241	155,852
Increase during the year	17,306	3,611	50,124
Balance at the end of the year	152,241	155,852	205,976